Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Reserves

(a) Reserves as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(301,734)	(516,528)
Changes in the unrealized fair value of available-for-sale investments		276,143	230,190
Currency translation differences		(99,264)	(372,166)
Gain or losses on valuation of derivatives		—	(136)
Others		(19,130)	(23,916)

	￦	(143,985)	(682,556)

Unrealized fair value of available-for-sale investments [Member]
Summary of Reserves

(b) Changes in the unrealized fair value of available-for-sale investments for the years ended December 31, 2016 and 2017 were as follows:

	2016		2017
	(in millions of Won)
Beginning balance	￦	(38,294)	276,143
Changes in the unrealized fair value of available-for-sale investments		218,542	183,761
Reclassification to profit or loss upon disposal		(88,781)	(299,862)
Impairment of available-for-sale investments		187,108	96,083
Others		(2,432)	(25,935)

Ending balance	￦	276,143	230,190